                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06330

              Morgan Stanley Limited Duration U.S. Government Trust
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
  (Address of principal executive offices)                            (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: November 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Limited Duration U.S. Government Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended November 30, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2007


  MORGAN STANLEY    LEHMAN BROTHERS
LIMITED DURATION           1-3 YEAR       LIPPER SHORT
 U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT
           TRUST      BOND INDEX(1)     FUNDS INDEX(2)
           4.37%              4.98%              3.55%




The Fund's total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The second and third quarters of 2007 marked a negative turn for the markets. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, and a flight to quality ensued. As the period progressed, concerns about the impact on the broader financial markets and the economy intensified.

In an effort to help ease the credit and liquidity crunch, the Federal Open Market Committee (the "Fed") elected to cut the target federal funds rate by 50 basis points in September and another 25 basis points in October, bringing the benchmark overnight rate to 4.50 percent as of October 31, 2007. At each of these meetings, the Fed acknowledged that while some upward pressure on inflation remained, the housing correction had the potential to intensify and restrain economic growth. However, at their October meeting they also noted that the upside risk to inflation roughly balanced the downside risk to growth, setting expectations for no further cuts in the target rate. By the end of the period, however, these expectations changed and investors began to price in a 25 to 50 basis point reduction in the rate at the Fed's meeting in December.

Aided by the flight to quality that began in the third calendar quarter, Treasury and agency securities outperformed all other sectors of the fixed income market. The mortgage market was highly impacted by subprime credit and liquidity concerns, with non-agency mortgage securities suffering the bulk of the damage. As the amount of non-agency mortgage originations has grown, so too has the secondary market for non-agency mortgage-backed bonds. Many non-agency issues were held on a highly levered basis by hedge funds. As these securities' prices fell -- in some cases, very sharply -- these levered investors became forced sellers to meet margin calls. This phenomenon was at the core of the liquidity crisis. What is interesting to note is the indiscriminate way the market re-priced risk; essentially all non-agency mortgage-backed securities suffered price markdowns regardless of whether or not they were in any way tied to subprime lending. The performance of fixed-rate agency mortgages also suffered during the period.

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration U.S. Government Trust underperformed the Lehman Brothers 1-3 Year U.S. Government Bond Index and outperformed the Lipper Short U.S. Government Funds Index for the six months ended November 30, 2007.

The primary contributor to the Fund's underperformance versus the Lehman Brothers 1-3

Year U.S. Government Bond Index was its greater relative emphasis on non-Treasury securities and resulting underweight to Treasury securities. The risk-averse tone of the market led to a flight to quality that fueled the performance of Treasury securities, and the Fund's relative underweight there held back returns. Among non-Treasury holdings, the Fund held a relative overweight to agency mortgage securities, which suffered during the reporting period as the troubles originating in the subprime mortgage arena caused spreads on all mortgage-related product to widen. On a more positive note, however, within the agency mortgage allocation, our strategy of focusing on seasoned, higher coupon fixed-rate mortgages (those originated in a higher interest-rate environment) was beneficial for relative performance.

The Fund's duration* positioning hindered performance somewhat. The Fund maintained a duration lower than that of the benchmark Lehman Brothers 1-3 Year U.S. Government Bond Index during the period. Given that interest rates on the short end of the curve declined for the overall period, this defensive positioning detracted from the portfolio's return.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.


PORTFOLIO COMPOSITION**
U.S. Government Obligations        66.6%
Mortgage-Backed Securities         21.5
Collateralized Mortgage
  Obligations                       9.2
Short-Term Investments              2.7




LONG-TERM CREDIT ANALYSIS
AAA                                 100%



Data as of November 30, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

** Does not include open long futures contracts with an underlying face amount of $143,084,488 with unrealized appreciation of $59,412 and open short futures contracts with an underlying face amount of $1,321,313 with unrealized appreciation of $1,279.

INVESTMENT STRATEGY

THE FUND INVESTS SUBSTANTIALLY ALL OF ITS NET ASSETS IN SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, INCLUDING U.S. TREASURY SECURITIES AND TREASURY INFLATION PROTECTED SECURITIES. THE FUND MAY INVEST UP TO 10 PERCENT OF ITS NET ASSETS IN MORTGAGE-RELATED SECURITIES ISSUED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES, SUCH AS COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) AND PREPAYMENT SENSITIVE MORTGAGE DERIVATIVES (SUCH AS INTEREST ONLY (IOS) OR PRINCIPAL ONLY (POS) CMOS). THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN AN OVERALL DURATION OF THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY



AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED NOVEMBER 30, 2007




SYMBOL                                                                  LDTRX
1 YEAR                                                                   5.86%(3)

5 YEARS                                                                  2.38 (3)

10 YEARS                                                                 3.85 (3)

SINCE INCEPTION (08/13/91)                                               4.39 (3)




Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) The Lehman Brothers 1-3 Year U.S. Government Bond Index is a sub-index of the Lehman Brothers U.S. Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Short U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Short U.S. Government Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions. There are no sales charges.

EXPENSE EXAMPLE



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/07 - 11/30/07.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), redemption fees or exchange fees.

                                                     BEGINNING          ENDING        EXPENSES PAID
                                                   ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                   -------------    -------------    --------------
                                                                                       06/01/07 -
                                                      06/01/07         11/30/07         11/30/07
                                                   -------------    -------------    --------------
Actual (4.37% return)..........................      $1,000.00        $1,043.70           $4.20
Hypothetical (5% annual return before
  expenses)....................................      $1,000.00        $1,020.96           $4.15



---------
 * Expenses are equal to the Fund's annualized expense ratio of 0.82% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Limited Duration U.S. Government Trust
PORTFOLIO OF INVESTMENT - NOVEMBER 30, 2007 (UNAUDITED)


PRINCIPAL                        DESCRIPTION
AMOUNT IN                            AND                             COUPON
THOUSANDS                       MATURITY DATE                         RATE               VALUE
--------------------------------------------------------------------------------------------------
           U.S. Government Obligations (66.4%)

           U.S. Treasury Notes

$  71,910  11/15/08...............................................   4.75  %        $   72,910,052

   42,900  02/15/08...............................................   3.375              42,920,120

   75,000  09/15/08...............................................   3.125              74,941,425

   33,000  11/15/08...............................................   3.375              33,064,482

    5,950  02/28/11...............................................   4.50                6,202,411
                                                                                    --------------

           Total U.S. Government Obligations (Cost $227,317,451).................      230,038,490
                                                                                    --------------

           U.S. Government Agencies - Mortgage-Backed Securities
           (21.4%)

           Federal National Mortgage Assoc. (ARM) (19.0%)

    1,982  05/01/35...............................................   4.239               2,031,809

      240  04/01/35...............................................   4.537                 241,401

    3,348  12/01/34...............................................   4.657               3,391,045

    2,741  05/01/35...............................................   4.66                2,737,753

    2,947  09/01/35...............................................   4.715               2,940,143

    3,653  06/01/36...............................................   4.736               3,625,437

    1,927  07/01/35...............................................   4.784               1,929,629

    2,477  06/01/35...............................................   4.856               2,476,487

      603  01/01/36...............................................   4.889                 613,120

      811  01/01/35...............................................   4.913                 836,716

    1,923  09/01/35...............................................   5.006               1,942,746

    2,830  11/01/35...............................................   5.108               2,828,813

    1,582  06/01/35...............................................   5.13                1,611,937

      831  12/01/32...............................................   5.143                 848,128

    2,163  02/01/36...............................................   5.175               2,174,816

    3,559  03/01/37...............................................   5.249               3,585,735

      943  06/01/34...............................................   5.254                 960,700

      191  07/01/34...............................................   5.502                 193,552

    3,837  04/01/37...............................................   5.504               3,927,448

    1,479  08/01/33...............................................   5.527               1,495,301

      254  06/01/34...............................................   5.599                 256,781

    3,301  06/01/20...............................................   5.604               3,322,155

    1,615  05/01/36...............................................   5.706               1,674,209

    3,967  05/01/37...............................................   5.81                4,082,471

      181  09/01/34...............................................   6.154                 182,603

      595  01/01/36...............................................   6.901                 605,216

    3,158  12/01/35...............................................   6.96                3,240,382

      283  03/01/36...............................................   6.907                 287,344

    3,565  10/01/35...............................................   6.948               3,657,499

    2,751  11/01/35...............................................   6.956               2,822,304

      275  03/01/36...............................................   6.99                  279,316

      200  03/01/36...............................................   7.29                  204,143

                        See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
PORTFOLIO OF INVESTMENT - NOVEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL                        DESCRIPTION
AMOUNT IN                            AND                             COUPON
THOUSANDS                       MATURITY DATE                         RATE               VALUE
--------------------------------------------------------------------------------------------------

$     223  07/01/36...............................................   7.325 %        $      227,391

      200  05/01/36...............................................   7.335                 204,077

      601  04/01/36...............................................   7.374                 613,708

    2,425  05/01/36...............................................   7.385               2,433,005

      295  05/01/36...............................................   7.386                 301,305

      303  07/01/36...............................................   7.408                 311,216

      394  04/01/36...............................................   7.419                 402,802

      155  08/01/36...............................................   7.42                  158,940

      157  03/01/36...............................................   7.717                 160,530
                                                                                    --------------

                                                                                        65,820,113
                                                                                    --------------

           Federal Home Loan Mortgage Corp. (ARM) (2.4%)

    2,243  10/01/33...............................................   4.347               2,273,784

    2,824  07/01/35...............................................   4.37                2,823,589

    2,486  07/01/35...............................................   4.76                2,494,881

      727  07/01/34...............................................   5.467                 744,086
                                                                                    --------------

                                                                                         8,336,340
                                                                                    --------------

           Total U.S. Government Agencies - Mortgage-Backed Securities (Cost            74,156,453
             $73,469,516)........................................................   --------------

           Collaterized Mortgage Obligations (9.2%)

           Federal Home Loan Mortgage Corp. (6.6%)

    3,054  T-75 A1 11/25/36.......................................   4.829+              3,023,742

    4,902  2774 PH (PAC) 07/15/23.................................   2.75                4,835,475

    5,076  2754 LG (PAC) 09/15/23.................................   3.00                5,016,500

    3,219  3020 MA (PAC) 04/15/27.................................   5.50                3,241,850

    6,640  3216 MA (PAC) 04/15/27.................................   6.00                6,736,040
                                                                                    --------------

                                                                                        22,853,607
                                                                                    --------------

                        See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
PORTFOLIO OF INVESTMENT - NOVEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL                        DESCRIPTION
AMOUNT IN                            AND                             COUPON
THOUSANDS                       MATURITY DATE                         RATE               VALUE
--------------------------------------------------------------------------------------------------

           Federal National Mortgage Assoc. (2.6%)

$   1,307  2005-27 NA (PAC) 01/25/24..............................   5.50  %        $    1,306,950

      816  2006-118 A1 12/25/36...................................   4.843+                801,356

    1,520  2005-52 PA (PAC) 06/25/35..............................   6.50                1,578,707

    3,306  2006-118 A2 12/25/36...................................   0.743+              3,282,253

    1,973  2002-74 KF 03/25/17....................................   5.133+              1,978,840
                                                                                    --------------

                                                                                         8,948,106
                                                                                    --------------

           Total Collaterized Mortgage Obligations (Cost $31,624,328)............       31,801,713
                                                                                    --------------

           Short-Term Investments (2.6%)

           U.S. Government Obligations (a) (0.1%)

           U.S. Treasury Bills++

       55  01/10/08...............................................   2.88                   54,832

      475  01/10/08...............................................   4.845                 472,443
                                                                                    --------------

           Total U.S. Government Obligations (Cost $527,275).....................          527,275
                                                                                    --------------






  NUMBER OF
SHARES (000)
------------
              Investment Company (b) (2.5%)

     8,643    Morgan Stanley Institutional Liquidity Government
                Portfolio - Institutional Class (Cost $8,643,170)...................   $  8,643,170
                                                                                       ------------

              Total Short-Term Investments (Cost $9,170,445)........................      9,170,445
                                                                                       ------------

              Total Investments (Cost $341,581,740) (c) (d)...........   99.6%          345,167,101

              Other Assets In Excess of Liabilities ..................    0.4             1,294,556
                                                                        -----          ------------


              Net Assets .............................................  100.0%         $346,461,657
                                                                        =====          ============






----------

ARM  Adjustable Rate Mortgage.
PAC  Planned Amortization Class.
 ++ A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $469,980.
 + Floating Rate security, rate shown is the rate in effect at November 30, 2007.
(a) Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Government
     Portfolio - Institutional Class.
(c) Securities have been designated as collateral in an amount equal to $143,875,848 in connection with open futures contracts.
(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,721,912 and the aggregate gross unrealized depreciation is $136,551 resulting in net unrealized appreciation of $3,585,361.




                        See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
PORTFOLIO OF INVESTMENT - NOVEMBER 30, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2007:


NUMBER OF                     DESCRIPTION, DELIVERY      UNDERLYING FACE     UNREALIZED
CONTRACTS    LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE    APPRECIATION
----------------------------------------------------------------------------------------
   681          Long       U.S.Treasury Notes 2 Year,
                                   March 2008              $143,084,488        $59,412
    12          Short      U.S.Treasury Notes 5 Year,
                                   March 2008                (1,321,313)         1,279
                                                                               -------
                           Total Unrealized Appreciation................       $60,691
                                                                               =======





                        See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2007 (unaudited)


Assets:
Investments in securities, at value
  (cost $332,938,570)..........................................  $336,523,931
Investment in affiliate, at value
  (cost $8,643,170)............................................     8,643,170
Receivable for:
  Interest....................................................      1,645,458
  Principal paydowns..........................................        150,681
  Shares of beneficial interest sold..........................        102,786
  Variation margin............................................         31,357
  Dividends from affiliate....................................         26,073
Prepaid expenses and other assets..............................        47,635
                                                                 ------------
  Total Assets................................................    347,171,091
                                                                 ------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed......................        305,499
  Dividends to shareholders...................................         77,139
  Investment advisory fee.....................................         76,178
  Distribution fee............................................         71,237
  Administration fee..........................................         22,796
  Transfer agent fee..........................................         18,563
Accrued expenses and other payables............................       138,022
                                                                 ------------
  Total Liabilities...........................................        709,434
                                                                 ------------
  Net Assets..................................................   $346,461,657
                                                                 ============
Composition of Net Assets:
Paid-in-capital................................................  $425,915,807
Net unrealized appreciation....................................     3,646,052
Dividends in excess of net investment income...................      (467,793)
Accumulated net realized loss..................................   (82,632,409)
                                                                 ------------
  Net Assets..................................................   $346,461,657
                                                                 ============
Net Asset Value Per Share
37,600,810 shares outstanding
  (unlimited shares authorized of $.01 par value)..............         $9.21
                                                                        =====





                        See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2007 (unaudited)


Net Investment Income:
Income
Interest........................................................  $ 8,299,188
Dividends from affiliate........................................       73,085
                                                                  -----------
  Total Income.................................................     8,372,273
                                                                  -----------
Expenses
Distribution fee................................................      499,934
Investment advisory fee.........................................      475,808
Transfer agent fees and expenses................................      196,732
Administration fee..............................................      140,980
Shareholder reports and notices.................................       51,275
Professional fees...............................................       17,696
Registration fees...............................................       17,217
Custodian fees..................................................       15,443
Trustees' fees and expenses.....................................       15,267
Other...........................................................       20,475
                                                                  -----------
  Total Expenses...............................................     1,450,827
Less: amounts waived/reimbursed.................................       (1,606)
Less: expense offset............................................       (1,202)
                                                                  -----------
  Net Expenses.................................................     1,448,019
                                                                  -----------
  Net Investment Income........................................     6,924,254
                                                                  -----------
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments.....................................................      (29,062)
Futures contracts...............................................    3,576,219
                                                                  -----------
  Net Realized Gain............................................     3,547,157
                                                                  -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.....................................................    4,452,687
Futures contracts...............................................      170,561
                                                                  -----------
  Net Change in Unrealized Appreciation/Depreciation...........     4,623,248
                                                                  -----------
  Net Gain.....................................................     8,170,405
                                                                  -----------
Net Increase....................................................  $15,094,659
                                                                  ===========





                        See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                        FOR THE SIX       FOR THE YEAR
                                                        MONTHS ENDED         ENDED
                                                     NOVEMBER 30, 2007    MAY 31, 2007
                                                     -----------------   -------------
                                                        (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income..............................     $  6,924,254     $  15,529,890
Net realized gain (loss)...........................        3,547,157        (1,916,581)
Net change in unrealized
  appreciation/depreciation........................        4,623,248         3,470,183
                                                        ------------     -------------
  Net Increase....................................        15,094,659        17,083,492
Dividends to shareholders from net investment
  income...........................................       (6,992,763)      (15,788,669)
Net decrease from transactions in shares of
  beneficial interest..............................      (17,467,411)     (183,142,979)
                                                        ------------     -------------
  Net Decrease....................................        (9,365,515)     (181,848,156)
Net Assets:
Beginning of period................................      355,827,172       537,675,328
                                                        ------------     -------------
End of Period
(Including dividends in excess of net investment
income of $467,793 and $399,284, respectively).....     $346,461,657     $ 355,827,172
                                                        ============     =============





                        See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Limited Duration U.S. Government Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek current income, preservation of principal and liquidity. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (4) futures are valued at the latest sale price published by the commodities exchange on which they trade; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Limited Duration U.S. Government Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued


broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of November 30, 2007, this did not result in an impact to the Fund's financial statements.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.27% to the portion of the daily net assets not exceeding $1 billion and 0.25% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Limited Duration U.S. Government Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended November 30, 2007, the distribution fee was accrued at the annual rate of 0.28%.

Effective August 1, 2007, the Plan of Distribution was terminated and the Fund adopted a Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the Fund may pay the Distributor as compensation for the provision of services to shareholders a service fee up to the rate of 0.25% on an annualized basis of the average daily net assets of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Government
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Government Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio -- Institutional Class. For the six months ended November 30, 2007, advisory fees paid were reduced by $1,606 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Government Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $73,085 for the six months ended November 30, 2007. During the six months ended November 30, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Government Portfolio -- Institutional Class aggregated $51,719,929 and $ 43,076,759, respectively.

The cost of purchases and proceeds from sales of portfolio securities for the six months ended November 30, 2007, aggregated $36,875,398 and $59,103,511, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent

Morgan Stanley Limited Duration U.S. Government Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended November 30, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,654. At November 30, 2007, the Fund had an accrued pension liability of $57,190 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                FOR THE SIX                  FOR THE YEAR
                                                MONTHS ENDED                    ENDED
                                             NOVEMBER 30, 2007               MAY 31, 2007
                                         -------------------------   ---------------------------
                                                (unaudited)
                                           SHARES        AMOUNT         SHARES         AMOUNT
                                         ----------   ------------   -----------   -------------
Shares sold............................   1,588,574   $ 14,386,087     5,024,777   $  45,267,103
Reinvestment of dividends..............     573,500      5,222,211     1,338,511      12,063,859
                                         ----------   ------------   -----------   -------------
                                          2,162,074     19,608,298     6,363,288      57,330,962
Redeemed...............................  (4,079,481)   (37,075,709)  (26,672,808)   (240,473,941)
                                         ----------   ------------   -----------   -------------
Net decrease...........................  (1,917,407)  $(17,467,411)  (20,309,520)  $(183,142,979)
                                         ==========   ============   ===========   =============


Morgan Stanley Limited Duration U.S. Government Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2007 (UNAUDITED) continued

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2007, the Fund had a net capital loss carryforward of $85,678,276 of which $861,334 will expire on May 31, 2008, $296,393 will expire on May 31, 2011, $7,058,042 will expire on May 31, 2012, $25,103,935 will expire on May 31,
2013, $41,142,206 will expire on May 31, 2014 and $11,216,366 will expire on May
31, 2015 to offset future capital gains to the extent provided by regulations.

As of May 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of premiums on debt securities, mark-to-market of open futures contracts and dividend payable.

8. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contract").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Accounting Pronouncement
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Limited Duration U.S. Government Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                    FOR THE YEAR ENDED MAY 31,
                                                  MONTHS ENDED     ------------------------------------------------------
                                               NOVEMBER 30, 2007     2007       2006       2005       2004        2003
                                               -----------------   --------   --------   --------   --------   ----------
                                                  (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.........          $9.00          $8.99      $9.15      $9.44      $9.86        $9.91
                                                       -----          -----      -----      -----      -----        -----

Income (loss) from investment operations:
  Net investment income.....................            0.18           0.33       0.20       0.03       0.03         0.25
  Net realized and unrealized gain (loss)...            0.21           0.02      (0.07)      0.07      (0.01)        0.08
                                                        ----           ----      ------      ----      ------        ----

Total income from investment operations......           0.39           0.35       0.13       0.10       0.02         0.33
                                                        ----           ----       ----       ----       ----         ----

Less dividends from net investment income....          (0.18)         (0.34)     (0.29)     (0.39)     (0.44)       (0.38)
                                                       ------         ------     ------     ------     ------       ------

Net asset value, end of period...............          $9.21          $9.00      $8.99      $9.15      $9.44        $9.86
                                                       =====          =====      =====      =====      =====        =====

Total Return+................................           4.37%(1)       3.93%      1.42%      1.07%      0.18%        3.40%

Ratios to Average Net Assets
Total expenses (before expense offset).......           0.82%(2)(3)    0.88%      0.83%      0.82%      0.71%        0.66%

Net investment income........................           3.93%(2)(3)    3.66%      2.63%      1.31%      1.08%        1.51%

Supplemental Data:
Net assets, end of period, in thousands......       $346,462       $355,827   $537,675   $662,015   $826,238   $1,055,168

Portfolio turnover rate......................             11%(1)         64%       133%        47%        71%          85%



----------

 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized
(2)  Annualized
(3) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government
     Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.




                        See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration
U.S. Government Trust


Semiannual Report
November 30, 2007

[MORGAN STANLEY LOGO]



MSLSAN
IU08-00251P-Y11/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Government Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008


                                        3